UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 1999

Check here if Amendment [  ]; Amendment Number:_____
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:



/s/ Robert J. Lukaszewicz       Chicago, Illinois           10/28/99
--------------------------     -------------------         ----------
     (Signature)                   (City/State)              (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             76

Form 13F Information Table Value Total:    $10,718,231

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                            FORM 13F INFORMATION TABLE

                              TITLE
                               OF                 VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS   CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED   NONE
AMR Corp                       COM   001765106    109793    2014550   SH          SOLE              1893500         121050
AT&T Corp                      COM   001957109    131221    3016586   SH          SOLE              2871409         145177
AXA ADR                        COM   054536107      5012      78550   SH          SOLE                78550
Akzo Nobel ADR                 COM   010199305    236046    5521550   SH          SOLE              5328750         192800
Allied Domecq PLC ADR          COM   019121102      1090     191100   SH          SOLE               191100
American Home Products Corp    COM   026609107    261960    6312300   SH          SOLE              6018800         293500
Ashland Inc                    COM   044204105     79217    2355900   SH          SOLE              2267200          88700
Associates First  Capital Corp COM   046008108    172404    4789000   SH          SOLE              4573900         215100
Aviva Petroleum Inc-Dep Shr    COM   05379P304         2      29212   SH          SOLE                29212
Bank Austria Aktiengesellschaf COM   060593100      3687     370300   SH          SOLE               370300
Bank of America Corp           COM   060505104    308729    5543949   SH          SOLE              5264280         279669
Bausch and Lomb Inc            COM   071707103     45658     692450   SH          SOLE               582650         109800
Baxter International Inc       COM   071813109    254671    4226900   SH          SOLE              3995750         231150
Becton Dickinson and Co        COM   075887109     66373    2365200   SH          SOLE              2186850         178350
Bell Atlantic Corp             COM   077853109    252948    3757810   SH          SOLE              3560710         197100
Bestfoods                      COM   08658U101     80580    1659300   SH          SOLE              1501750         157550
Bristol Myers Squibb Co        COM   110122108    188901    2798530   SH          SOLE              2662080         136450
Cigna Corp                     COM   125509109    118748    1527300   SH          SOLE              1451650          75650
Citigroup Inc                  COM   172967101    385135    8753062   SH          SOLE              8334690         418372
Clariant AG Reg Ord            COM     5479757       906       2000   SH          SOLE                 2000
Compagnie Financiere Richemont COM   204318109       492      24300   SH          SOLE                24300
Continental Airlines Inc Cl B  COM   210795308     58035    1772050   SH          SOLE              1629550         142500
Dana Corp                      COM   235811106    167660    4516100   SH          SOLE              4223400         292700
Dayton Hudson Corp             COM   239753106    298619    4971800   SH          SOLE              4730950         240850
Deutsche Telekom AG Sponsored  COM   251566105      5009     119800   SH          SOLE               119800
Diageo PLC ADR                 COM   25243Q205      3858      93100   SH          SOLE                93100
Dun & Bradstreet Corp (New)    COM   26483B106    227817    7625670   SH          SOLE              7237920         387750
ENI SpA ADS                    COM   26874R108    257065    4080400   SH          SOLE              3882550         197850
Electronic Data Systems Corp   COM   285661104    214535    4052600   SH          SOLE              3850500         202100
Elf Aquitaine ADR              COM   286269105    251958    2749880   SH          SOLE              2627720         122160
Federated Dept Stores          COM   31410H101    189740    4343125   SH          SOLE              4107825         235300
Ford Motor Co                  COM   345370100    264285    5259400   SH          SOLE              4960350         299050
Fort James Corp                COM   347471104     99515    3728900   SH          SOLE              3544250         184650
Fox Entertainment Group Inc    COM   35138T107     89861    4266400   SH          SOLE              3876600         389800
Gannett Inc                    COM   364730101    222991    3223000   SH          SOLE              3049450         173550
General Motors Class H Stock   COM   370442832    175526    3065950   SH          SOLE              2949550         116400
General Motors Corp            COM   370442105    296591    4712475   SH          SOLE              4487525         224950
Granada Group PLC Ord Shs      COM     0734945      4473     522500   SH          SOLE               522500
Hartford Financial Services Gr COM   416515104    123774    3028100   SH          SOLE              2867850         160250
Hellenic Telecommunications Or COM   423325307      4365     390200   SH          SOLE               390200
Hoechst AG Sponsored ADR       COM   434390308    384133    8830650   SH          SOLE              8509500         321150
Host Marriott Corp             COM   44107P104     60899    6410430   SH          SOLE              6076925         333505
Household International Inc    COM   441815107    293806    7322269   SH          SOLE              6934319         387950
ING Groep N V ADR              COM   456837103      9071     165679   SH          SOLE               165679
Independent News &
 Media PLC O                   COM     0461481      4925     980700   SH          SOLE               980700
International Business
 Machine                       COM   459200101    196742    1625970   SH          SOLE              1537220          88750


International Paper Co         COM   460146103    245467    5107250   SH          SOLE              4865650         241600
Jefferson Smurfit Group
 PLC AD                        COM   47508W107      4426     151000   SH          SOLE               151000
KLM Royal Dutch Airlines ADR   COM   482516309      5256     201200   SH          SOLE               201200
Kimberly Clark Corp            COM   494368103    230668    4372850   SH          SOLE              4034750         338100
Koninklijke KPN N V Sponsored  COM   780641205      5140     115500   SH          SOLE               115500
Koninklijke Philips Electronic COM   500472204    339466    3361046   SH          SOLE              3225841         135205
Lowes Cos Inc                  COM   548661107     10822     222000   SH          SOLE               211400          10600
Motorola Inc                   COM   620076109    254137    2887923   SH          SOLE              2735505         152418
News Corp Ltd Class A Sponsore COM   652487802    301314   11290450   SH          SOLE             10872650         417800
Nortel Networks Corp           COM   656569100    230737    4524250   SH          SOLE              4335150         189100
Northwest Airlines Corp        COM   667280101    104828    4110900   SH          SOLE              4004700         106200
Peninsular & Oriental          COM   707190401      4611     151500   SH          SOLE               151500
Philip Morris Companies, Inc   COM   718154107    311463    9110430   SH          SOLE              8896230         214200
Providian Financial Corp       COM   74406A102    120781    1525250   SH          SOLE              1451850          73400
R.H. Donnelley Corporation     COM   74955W307     49781    2672800   SH          SOLE              2666300           6500
Roche Holdings Ltd Sponsored A COM   771195104       440       3800   SH          SOLE                 3800
Royal & Sun Alliance Insurance COM   78004V202      5428     137654   SH          SOLE               137654
Seagram Company Ltd            COM   811850106    253747    5576850   SH          SOLE              5350500         226350
TRW Inc                        COM   872649108    158071    3177300   SH          SOLE              3079950          97350
Texaco Inc                     COM   881694103     39870     631600   SH          SOLE               575300          56300
Tricon Global Restaurants Inc  COM   895953107    135679    3314300   SH          SOLE              3163800         150500
Tyco International Ltd         COM   902124106    145464    1408850   SH          SOLE              1348400          60450
U.S. Bancorp                   COM   902973106    237319    7861500   SH          SOLE              7495850         365650
UBS AG Ord Shrs                COM     5485958      4890      17350   SH          SOLE                17350
UPM Kymmene Corp ADR           COM   915436109      4728     138050   SH          SOLE               138050
US West Inc                    COM   91273H101    306366    5368950   SH          SOLE              5108600         260350
Vivendi Sponsored ADR          COM   92851S105      4986     354950   SH          SOLE               354950
Weyerhaeuser Co                COM   962166104    263153    4566650   SH          SOLE              4356150         210500
Whirlpool Corp                 COM   963320106     42558     651600   SH          SOLE               617300          34300
Xerox Corp                     COM   984121103    287809    6862800   SH          SOLE              6508600         354200
Grand Total                                   10,718,231